Segment and geographic information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue, net	$ 28,445,025	$ 20,290,287	$ 16,478,455	$ 16,478,455
Cost of revenue	(8,208,855)	(6,071,985)	(5,230,176)	(5,230,176)
Gross profit	20,236,170	14,218,302	$ 11,248,279	11,248,279
Direct Sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	23,644,697	18,942,436		13,361,915
Cost of revenue	(6,648,933)	(5,244,490)		(2,352,556)
Gross profit	16,995,764	13,697,946		11,009,359
Distribution sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	4,800,328	1,347,851		3,116,540
Cost of revenue	(1,559,922)	(827,495)		(2,877,620)
Gross profit	$ 3,240,406	$ 520,356		$ 238,920